Income Taxes - Schedule of Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current	$ 2,607	$ 409	$ 71
Deferred	28	550	(240)
Expense of operating loss carryforwards	536	1,351	1,240
Change in valuation allowance	(12)
Income tax expense	$ 3,159	$ 2,310	$ 1,071